INCOME TAXES (Schedule of Deferred Tax Assets) (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Deferred Tax Assets:
Tax benefit of net operating loss carryforward	$ 5,637,000	$ 4,324,000
Unpaid accrued salaries	13,000	24,000
Allowance for doubtful accounts	154,000	113,000
Amortization of leasehold improvements	339,000	271,000
Deferred tax assets, gross	6,143,000	4,732,000
Less: valuation allowance	(6,143,000)	(4,732,000)
Net deferred tax assets